Prepaid Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Land And Lease Payments [Abstract]
Schedule of Prepaid Land Use Rights, Net

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Prepaid land use rights, net	$74,040	$76,119	$78,356	$44,872
Less: accumulated amortization	(12,515)	(10,579)	(8,541)	(5,142)
Net carrying value	$61,525	$65,540	$69,815	$39,730